As filed with the Securities and Exchange Commission on December 13, 2023

File No. 333-08045

File No. 811-07705

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under

the SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 43	☒
and/or
REGISTRATION STATEMENT
Under the INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 45	☒
(Check appropriate box or boxes)

VIRTUS ASSET TRUST

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (800) 367-5877

One Financial Plaza

Hartford, Connecticut 06103

(Address of Principal Executive Offices)

Jennifer S. Fromm, Esq.

Vice President and Senior Counsel

Virtus Investment Partners, Inc.

One Financial Plaza

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

Mark D. Perlow, Esq.

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b) of Rule 485
☒	60 days after filing pursuant to paragraph (a)(1)
☐	on or at such later date as the Commission shall order pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment consists of the following:

1.	Facing Sheet of the Registration Statement

2.

Amendment to the Virtus Asset Trust (the “Trust”) prospectus dated April 28, 2023, which describes the disclosures that will be amended to add Class C Shares to the Virtus SGA International Growth Fund

3.

Amendment to the Virtus Asset Trust Statement of Additional Information (“SAI”) dated April 28, 2023, which describes the disclosures that will be amended to add Class C Shares to the Virtus SGA International Growth Fund

4.	Part C

5.	Signature Page

This Post-Effective Amendment is being filed for the purpose of beginning the registration of Class C Shares of the Virtus SGA International Growth Fund by inserting disclosure into the prospectus and SAI, as necessary and appropriate, to add Class  C Shares to this fund. But for the amended disclosures filed herewith, Parts A and B of Registrant’s Post-Effective Amendment No. 42 to its registration statement filed on April 24, 2023, and effective April 28, 2023, which are incorporated by reference herein, are unchanged.

Virtus SGA International Growth Fund,

a series of Virtus Asset Trust

Amendment dated [March 8], 2024 to the Summary Prospectus and the Virtus Asset Trust

Statutory Prospectus, each dated April 28, 2023, as supplemented

Effective [March 8], 2024, Virtus SGA International Growth Fund will begin offering Class C Shares, in addition to the share classes already offered by the fund. Accordingly, the fund’s prospectuses are hereby amended to add the following disclosure.

The table listing the fund’s share classes on the front cover of the statutory prospectus is replaced with the following:

TICKER SYMBOL BY CLASS
FUND	A	C	I	R6
Virtus SGA International Growth Fund	SCIIX	[ ]	STITX	SCIZX

The tables under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus are hereby revised to add the Class C column as shown below:

Shareholder Fees (fees paid directly from your investment)	Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00	%(a)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class C
Management Fees	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	1.00%
Other Expenses(b)	0.43%
Total Annual Fund Operating Expenses	2.28%
Less: Fee Waiver and/or Expense Reimbursement(c)	(0.23)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)(d)	2.05%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(b)	Estimated for Class C Shares for the current fiscal year, as annualized.
(c)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.32% for Class A Shares, 2.05% for Class C Shares, 1.07% for Class I Shares and 0.95% for Class R6 Shares through April 30, 2025. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.
(d)

Not included in the table for Class A, Class I and Class R6 Shares are extraordinary proxy expenses. If such amounts were reflected in this table, the Total Annual Fund Operating Expenses After Expense Reimbursement would have been 1.33% for Class A Shares, 1.08% for Class I Shares and 0.97% for Class R6 Shares.

The Example table is hereby revised to add the Class C row as shown below:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class C	Sold	$308	$690	$1,199	$2,598
	Held	$208	$690	$1,199	$2,598

The second paragraph under “Performance Information” in the fund’s summary prospectus and summary section of the statutory prospectus is hereby revised to add the following: “Performance for Class C Shares is not shown here as Class C Shares had not begun operations prior to the date of this prospectus.”

The first and second paragraphs under “Purchase and Sale of Fund Shares” in the fund’s summary prospectus and summary section of the statutory prospectus are hereby revised to add Class C as shown below:

Minimum initial investments applicable to Class A and Class C Shares:

•	$2,500, generally

•	$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•	No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A and Class C Shares:

•	$100, generally

•	No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

In the first table in the section “More Information About Fund Expenses” on page [128] of the statutory prospectus, the row corresponding to the fund is hereby replaced with the following:

	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Virtus SGA International Growth Fund**	1.32%	2.05%	1.07%	0.95%

**	The contractual expense reimbursement agreement for the Virtus SGA International Growth Fund is in effect through April 30, 2025.

Under “Sales Charges—What are the classes and how do they differ?” on page [166] of the statutory prospectus, the table in this section is hereby revised to add “1.00%” in the Class C column in the row for the Virtus SGA International Growth Fund.

Under “Sales Charges—What arrangement is best for you?” beginning on page [166] of the statutory prospectus, the subheading for the disclosure describing Class C Shares is hereby replaced in its entirety with the following:

2

Class C Shares (Virtus Ceredex Large-Cap Value Equity Fund, Virtus Ceredex Mid-Cap Value Equity Fund, Virtus Ceredex Small-Cap Value Equity Fund, Virtus SGA International Growth Fund, Virtus Seix Corporate Bond Fund and Virtus Seix Floating Rate High Income Fund only). If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares within the first year after they are purchased, you will pay a deferred sales charge of 1%. (See “Deferred Sales Charge Alternative— Class C Shares” below.) Class C Shares have higher distribution and services fees (1.00%) and pay lower dividends than Class A Shares. With certain exceptions, Class C Shares will convert to Class A Shares after eight years, thus reducing future annual expenses. If an investor intends to purchase greater than $999,999 of Class C shares of the Virtus Ceredex Large-Cap Value Equity Fund, Virtus Ceredex Mid-Cap Value Equity Fund, Virtus Ceredex Small-Cap Value Equity Fund, Virtus SGA International Growth Fund, Virtus Seix Corporate Bond Fund and Virtus Seix Floating Rate High Income Fund, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. The funds may refuse any order to purchase shares. If you transact in Class C Shares through a financial intermediary, your financial intermediary may charge you a fee outside of the fund, such as brokerage commission or an investment advisory fee. You should consult your financial intermediary regarding the different share classes available to you, how their fees and expenses differ, and whether the fees charged by your financial intermediary differ depending upon which share class you choose.

All other disclosure concerning the Fund will remain unchanged from the prospectuses dated April 28, 2023, as supplemented.

3

Virtus SGA International Growth Fund,

a series of Virtus Asset Trust

Amendment dated [March 8], 2024 to the Statement of Additional Information (“SAI”)

dated April 28, 2023, as supplemented

Effective [March 8], 2024, Virtus SGA International Growth Fund will begin offering Class C Shares, in addition to the share classes already offered by the fund. Accordingly, the SAI is hereby amended to add the following disclosure.

In the table listing the fund’s share classes on page 1 of the SAI, the row corresponding to the fund is hereby replaced with the following:

TICKER SYMBOL BY CLASS
FUND	A	C	I	R6
Virtus SGA International Growth Fund	SCIIX	[ ]	STITX	SCIZX

In the section “Investment Advisory and Other Services,” under the heading “Investment Advisory Agreement and Expense Limitation Agreement” beginning on page [95] of the SAI, the row corresponding to the fund in the second table is hereby replaced with the following:

	Class A	Class C	Class I	Class R6
Virtus SGA International Growth Fund*	1.32%	2.05%	1.07%	0.95%

*	The contractual expense reimbursement agreement for the Virtus SGA International Growth Fund is in effect through April 30, 2025.

In the section “Purchase, Redemption and Pricing of Shares,” under the heading “Alternative Purchase Arrangements” beginning on page [115] of the SAI, the disclosure on page [116] describing Class C Shares is hereby replaced with the following:

Class C Shares (Ceredex Large-Cap Value Equity Fund, Ceredex Mid-Cap Value Equity Fund, Ceredex Small-Cap Value Equity Fund, SGA International Growth Fund, Seix Corporate Bond Fund and Seix Floating Rate High Income Fund, only)

Class C Shares are purchased without an initial sales charge but are subject to a deferred sales charge if redeemed within one year of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions.

If an investor intends to purchase greater than $999,999 of Class C shares of the Ceredex Large-Cap Value Equity Fund, Ceredex Mid-Cap Value Equity Fund, Ceredex Small-Cap Value Equity Fund, SGA International Growth Fund, Seix Corporate Bond Fund and Seix Floating Rate High Income Fund, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. The Funds may refuse any order to purchase shares.

All other disclosure concerning the Fund will remain unchanged from the SAI dated April 28, 2023, as supplemented.

VIRTUS ASSET TRUST

PART C — OTHER INFORMATION

Item	28. Exhibits

(a)	Agreement and Declaration of Trust.

1.

Amended and Restated Agreement and Declaration of Trust of Virtus Asset Trust (“Registrant” or “VAT”) dated January 18, 2017, filed via EDGAR (as Exhibit a) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

(b)	Bylaws.

1.

Amended and Restated By-Laws of Registrant adopted January 18, 2017, filed via EDGAR (as Exhibit b) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

2.

Amendment No.  1 to Amended and Restated By-Laws adopted November 16, 2022, filed via EDGAR (as Exhibit b.2) with Post-Effective Amendment No. 42 (File No. 333-08045) on April 24, 2023, and incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders – Reference is made to Registrant’s Amended and Restated Agreement and Declaration of Trust and Bylaws. See Exhibits a and b.

(d)	Investment Advisory Contracts.

1.

Investment Advisory Agreement between Registrant and Virtus Fund Advisers, LLC (the “Adviser”) effective as of June 12, 2017, filed via EDGAR (as Exhibit d.1) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

a) First Amendment to Investment Advisory Agreement between Registrant and the Adviser effective as of December 1, 2018, filed via EDGAR (as Exhibit d.1.a) with Post-Effective Amendment No. 33 (File No. 333-08045) on February 22, 2019, and incorporated herein by reference.

2.

Subadvisory Agreement dated June 20, 2017, among the Adviser, Ceredex Value Advisors LLC (“Ceredex”) and Registrant, on behalf of Virtus Ceredex Large-Cap Value Equity Fund, Virtus Ceredex Mid-Cap Value Equity Fund and Virtus Ceredex Small-Cap Value Equity Fund filed via EDGAR (as Exhibit d.2) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

3.

Subadvisory Agreement dated June 21, 2017, among the Adviser, Seix Investment Advisors LLC (“Seix”) and Registrant, on behalf of Virtus Seix Core Bond Fund, Virtus Seix Corporate Bond Fund, Virtus Seix Floating Rate High Income Fund, Virtus Seix High Grade Municipal Bond Fund, Virtus Seix High Income Fund, Virtus Seix High Yield Fund, Virtus Seix Investment Grade Tax-Exempt Bond Fund, Virtus Seix Short-Term Bond Fund (since liquidated), Virtus Seix Short-Term Municipal Bond Fund (since liquidated), Virtus Seix Total Return Bond Fund, Virtus Seix U.S. Government Securities Ultra-Short Bond Fund, Virtus Seix U.S. Mortgage Fund (since liquidated) and Virtus Seix Ultra-Short Bond Fund filed via EDGAR (as Exhibit d.3) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

a)

Amendment to the Subadvisory Agreement dated July 1, 2022, by and among Registrant, Adviser and Virtus Fixed Income Advisers, LLC (“VFIA”) with respect to the subadvisory agreement with Seix dated as of June 21, 2017 filed via EDGAR (as Exhibit d.3.a) with Post-Effective Amendment No. 42 (File No. 333-08045) on April 24, 2023, and incorporated herein by reference.

4.

Subadvisory Agreement dated June 20, 2017, among the Adviser, Silvant Capital Management LLC (“Silvant”) and Registrant, on behalf of Virtus Silvant Large-Cap Growth Stock Fund and Virtus Silvant Small-Cap Growth Stock Fund (since liquidated) filed via EDGAR (as Exhibit d.4) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

5.

Subadvisory Agreement dated June 21, 2017, among the Adviser, Zevenbergen Capital Investments LLC (“Zevenbergen”) and Registrant, on behalf of Virtus Zevenbergen Innovative Growth Stock Fund filed via EDGAR (as Exhibit d.6) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

6.

Subadvisory Agreement dated August 27, 2019, among the Adviser, Sustainable Growth Advisers, LP (“SGA”), and Registrant, on behalf of Virtus SGA International Growth Fund, filed via EDGAR (as Exhibit d.6) with Post-Effective Amendment No. 37 (File No. 333-08045) on April 27, 2020, and incorporated herein by reference.

(e)	Underwriting Agreement.

1.

Underwriting Agreement between Registrant and VP Distributors, LLC (“VP Distributors”) dated as of June 12, 2017, filed via EDGAR (as Exhibit e.1) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

2.

Form of Sales Agreement between VP Distributors and dealers, effective September 2019, filed via EDGAR (as Exhibit e.2) with Post-Effective Amendment No. 41 to Virtus Alternative Solutions Trust’s (“VAST”) Registration Statement (File No. 333-191940) on October 30, 2019, and incorporated herein by reference.

a)

Amended Annex A to Form of Sales Agreement between VP Distributors and dealers effective July, 2023 filed via EDGAR (as Exhibit e.2.a) with Post-Effective Amendment No. 130 to VOT’s Registration Statement (File No. 033-65137) on September 26, 2023, and incorporated herein by reference.

(f)

Amended and Restated Deferred Compensation Program, effective April 8, 2022, filed via EDGAR (as Exhibit f) with Post-Effective Amendment No. 90 to Virtus Variable Insurance Trust’s (“VVIT”) Registration Statement (File No. 033-05033) on April 21, 2022, and incorporated herein by reference.

(g)	Custodian Agreement.

1.

Custody Agreement between VAST and The Bank of New York Mellon dated March 21, 2014, filed via EDGAR (as Exhibit g.1) with Pre-Effective Amendment No. 3 to VAST’s Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

a)     Amendment to Custody Agreement between VAST and The Bank of New York Mellon effective May  19, 2015, filed via EDGAR (as Exhibit g.1.b) with Post-Effective Amendment No. 16 to VAST’s Registration Statement (File No. 333-191940) on May  29, 2015, and incorporated herein by reference.

b)     Amendment to Custody Agreement between VAST and The Bank of New York Mellon dated as of September  1, 2015, filed via EDGAR (as Exhibit g.1.c) with Post-Effective Amendment No. 24 to VAST’s Registration Statement (File No. 333-191940) on February  26, 2016, and incorporated herein by reference.

c)    Joinder Agreement and Amendment to Custody Agreement between VAST, Virtus Equity Trust (“VET”), Virtus Opportunities Trust (“VOT”) (VET and VOT collectively, “Virtus Mutual Funds”), VAT, Virtus Retirement Trust (“VRT”; formerly known as Virtus Institutional Trust), VVIT and The Bank of New York Mellon dated September 11, 2017, filed via EDGAR (as Exhibit g.1.d) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

d)     Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VAT, VRT and VVIT and The Bank of New York Mellon dated as of December  1, 2018, filed via EDGAR (as Exhibit 9(e)) to VET’s Form N-14 (File No. 333-228766) on December  12, 2018, and incorporated herein by reference.

e)     Form of Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of March  8, 2019, filed via EDGAR (as Exhibit g.1.e) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April  22, 2019, and incorporated herein by reference.

f)     Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of May  22, 2019, filed via EDGAR (as Exhibit g.1.f) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June  12, 2019, and incorporated herein by reference.

g)     Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of September  1, 2019, filed via EDGAR (as Exhibit g.1.g) with Post-Effective Amendment No. 105 to VOT’s Registration Statement (File No. 033-65137) on September  30, 2019, and incorporated herein by reference.

h)     Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of November  18, 2019, filed via EDGAR (as Exhibit g.1.h) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January  22, 2020, and incorporated herein by reference.

i)     Amendment and Joinder to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, VATS Offshore Fund, Ltd. (“VATS”) and the Bank of New York Mellon dated as of August 27, 2020, filed via EDGAR (as Exhibit g.1.i) with Post-Effective Amendment No. 133 to VET’s Registration Statement (File No. 002-16590) on September 23, 2020, and incorporated herein by reference.

j)     Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, VATS and the Bank of New York Mellon dated as of November  16, 2020, filed via EDGAR (as Exhibit g.1.j) with Post-Effective No. 136 to VET’s Registration Statement (File No. 002-16590) on December  7, 2020, and incorporated herein by reference.

k)     Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, VATS and the Bank of New York Mellon dated as of December  1, 2020, filed via EDGAR (as Exhibit g.1.k) with Post-Effective Amendment No. 116 to VOT’s Registration Statement (File No. 033-65137) on January  25, 2021, and incorporated herein by reference.

l)    Amendment and Joinder to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Virtus Investment Trust (“Investment Trust”), Virtus Strategy Trust (“VST”) and the Bank of New York Mellon dated as of May  7, 2021, filed via EDGAR (as Exhibit g.1.l) with Post-Effective Amendment No. 119 to VOT’s Registration Statement (File No. 033-65137) on June 21, 2021, and incorporated herein by reference.

m)     Amendment and Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Investment Trust, VST and the Bank of New York Mellon dated as of July  26, 2021, filed via EDGAR (as Exhibit 9(n)) to VOT’s Form N-14 (File No. 333-261341) on November 24, 2021, and incorporated herein by reference.

n)     Amendment and Joinder to Custody Agreement between The Merger Fund® (“TMF”), The Merger Fund® VL (“TMFVL”), VAST, Virtus Event Opportunities Trust (“VEOT”), Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Investment Trust, VST and the Bank of New York Mellon dated as of February 12, 2022, filed via EDGAR (as Exhibit g.1.n) with Post-Effective Amendment No. 126 to VOT’s Registration Statement (File No. 333-65137) on April 5, 2022, and incorporated herein by reference.

o)     Amendment and Joinder to Custody Agreement between TMF, TMFVL, VAST, VEOT, Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Investment Trust, VST, and the Bank of New York Mellon dated as of April 4, 2022, filed via EDGAR (as Exhibit g.1.o) with Post-Effective Amendment No. 127 to VOT’s Registration Statement (File No. 333-65137) on April 5, 2022, and incorporated herein by reference.

p)     Amendment and Joinder to Custody Agreement between TMF, TMFVL, VAST, VEOT, Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Investment Trust, VST, Stone Harbor Leveraged Loan Fund LLC (“Leveraged Loan Fund”) and the Bank of New York Mellon dated as of September 30, 2022, filed via EDGAR (as Exhibit g.1.p) with Post-Effective Amendment No. 52 to VAST’s Registration Statement (File No. 333-191940) on December 12, 2022, and incorporated herein by reference.

2.

Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon filed via EDGAR (as Exhibit g.2) with Pre-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on April 4, 2014, and incorporated herein by reference.

a)     Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of August  19, 2014, filed via EDGAR (as Exhibit g.2.a) with Post-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on September  8, 2014, and incorporated herein by reference.

b)     Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of May  19, 2015, filed via EDGAR (as Exhibit g.2.b) with Post-Effective Amendment No. 16 to VAST’s Registration Statement (File No. 333-191940) on May  29, 2015, and incorporated herein by reference.

c)     Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of September  1, 2015, filed via EDGAR (as Exhibit g.2.c) with Post-Effective Amendment No. 24 to VAST’s Registration Statement (File No. 333-191940) on February  26, 2016, and incorporated herein by reference.

d)     Joinder Agreement and Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, Duff  & Phelps Select MLP and Midstream Energy Fund Inc. (“DSE”), Virtus Global Multi-Sector Income Fund (“VGI”) and Virtus Total Return Fund Inc. (“ZTR”) and The Bank of New York Mellon dated as of December  1, 2018, filed via EDGAR (as Exhibit 9(j)) to VET’s Form N-14 (File No. 333-228766) on December  12, 2018, and incorporated herein by reference.

e)     Form of Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, VGI, ZTR and The Bank of New York Mellon dated as of March 8, 2019, filed via EDGAR (as Exhibit g.2.e) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

f)     Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, VGI, ZTR and The Bank of New York Mellon dated as of May  22, 2019, filed via EDGAR (as Exhibit g.2.f) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

g)     Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, VGI, ZTR and The Bank of New York Mellon dated as of September 1, 2019, filed via EDGAR (as Exhibit g.2.g) with Post-Effective Amendment No. 105 to VOT’s Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

h)     Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, VGI, ZTR and The Bank of New York Mellon dated as of November 18, 2019, filed via EDGAR (as Exhibit g.2.h) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

i)     Amendment and Joinder to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, VGI, ZTR, VATS and The Bank of New York Mellon dated as of August 27, 2020, filed via EDGAR (as Exhibit g.2.i) with Post-Effective Amendment No. 134 to VET’s Registration Statement (File No. 002-16590) on October 19, 2020, and incorporated herein by reference.

j)     Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, VGI, ZTR, VATS and The Bank of New York Mellon dated as of November 13, 2020, filed via EDGAR (as Exhibit g.2.l) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

k)     Amendment and Joinder to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, Investment Trust, VRT, VST, VVIT, DSE, VGI, ZTR, VATS, Virtus Artificial Intelligence & Technology Opportunities Fund (f/k/a Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund) (“AIO”), Virtus Convertible & Income 2024 Target Term Fund (f/k/a Virtus AllianzGI Convertible & Income 2024 Target Term Fund) (“CBH”), Virtus AllianzGI Convertible & Income Fund (f/k/a Virtus AllianzGI Convertible & Income Fund) (“NCV”), Virtus Convertible & Income Fund II (f/k/a Virtus AllianzGI Convertible & Income Fund II) (“NCZ II”), Virtus Diversified Income & Convertible Fund (f/k/a Virtus AllianzGI Diversified Income & Convertible Fund) (“ACV”), Virtus Equity & Convertible Income Fund (f/k/a Virtus AllianzGI Equity & Convertible Income Fund) (“NIE”) and Virtus Dividend, Interest & Premium Strategy Fund (“NFJ” and together with AIO, CBH, NCV, NCZ II, ACV, and NIE, the “VCEFII”) and The Bank of New York Mellon dated as of May 7, 2021, filed via EDGAR (as Exhibit g.2.k) with Post-Effective Amendment No. 121 to VOT’s Registration Statement (File No. 033-65137) on September 24, 2021, and incorporated herein by reference.

l)     Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, VATS, Investment Trust, VST, VATS, DSE, VGI, ZTR, VCEFII and The Bank of New York Mellon dated as of July 26, 2021, filed via EDGAR (as Exhibit 9(bb)) to VOT’s Form N-14 (File No. 333-261341) on November 24, 2021, and incorporated herein by reference.

m)     Amendment and Joinder to Foreign Custody Manager Agreement between TMF, TMFVL, VEOT, VAST, Virtus Mutual Funds, VAT, VRT, VVIT, VATS, Investment Trust, VST, VATS, DSE, VGI, ZTR, VCEFII and The Bank of New York Mellon dated as of February 12, 2022, filed via EDGAR (as Exhibit g.2.m) with Post-Effective Amendment No. 126 to VOT’s Registration Statement (File No. 333-65137) on April 5, 2022, and incorporated herein by reference.

n)     Amendment and Joinder to Foreign Custody Manager Agreement between TMF, TMFVL, VEOT, VAST, Virtus Mutual Funds, VAT, VRT, VVIT, VATS, Investment Trust, VST, VGI, ZTR, Virtus Stone Harbor Emerging Markets Income Fund (“EDF”), Virtus Stone Harbor Emerging Markets Total Income Fund (“EDI”) (VGI, ZTR, EDF and EDI collectively, the “Closed-End Funds”), VCEFII and The Bank of New York Mellon dated as of April 4, 2022, filed via EDGAR (as Exhibit g.2.n) with Post-Effective Amendment No. 126 to VOT’s Registration Statement (File No. 333-65137) on April 5, 2022, and incorporated herein by reference.

o)     Amendment and Joinder to Foreign Custody Manager Agreement between TMF, TMFVL, VEOT, VAST, Virtus Mutual Funds, VAT, VRT, VVIT, VATS, Investment Trust, VST, Closed-End Funds, VCEFII and The Bank of New York Mellon dated as of September 30, 2022, filed via EDGAR (as Exhibit g.2.o) with Post-Effective Amendment No. 52 to the Registration Statement (File No. 333-191940) on December 12, 2022, and incorporated herein by reference.

(h)	Other Material Contracts.

1.

Amended and Restated Transfer Agency and Service Agreement between Virtus Mutual Funds, VAST, VAT, VRT and Virtus Fund Services, LLC (“Virtus Fund Services”) dated September 20, 2018, filed via EDGAR (as Exhibit h.1) with Post-Effective Amendment No. 119 to VET’s Registration Statement (File No. 002-16590) on November 16, 2018, and incorporated herein by reference.

2.

Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), dated April  15, 2011, filed via EDGAR (as Exhibit h.6) with Post-Effective Amendment No. 54 to Virtus Insight Trust’s (“VIT”) Registration Statement (File No. 033-64915) on April 27, 2012, and incorporated herein by reference.

a)

Adoption and Amendment Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon dated as of March 21, 2014, filed via EDGAR (as Exhibit h.2.b) with Pre-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on April 4, 2014, and incorporated herein by reference.

b)

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon dated as of August  19, 2014, filed via EDGAR (as Exhibit h.2.a) with Post-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on September  8, 2014, and incorporated herein by reference.

c)

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon dated as of June  1, 2014, filed via EDGAR (as Exhibit h.2.c) with Post-Effective Amendment No. 92 to VOT’s Registration Statement (File No. 033-65137) on January  20, 2017, and incorporated herein by reference.

d)

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon dated as of November  12, 2014, filed via EDGAR (as Exhibit h.2.c) with Post-Effective Amendment No. 9 to VAST’s Registration Statement (File No. 333-191940) on January  22, 2015, and incorporated herein by reference.

e)

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon dated as of May  28, 2015, filed via EDGAR (as Exhibit h.2.d) with Post-Effective Amendment No. 18 to VAST’s Registration Statement (File No. 333-191940) on June  5, 2015, and incorporated herein by reference.

f)

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of December  10, 2015, filed via EDGAR (as Exhibit h.2.e) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January  8, 2016, and incorporated herein by reference.

g)

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of February  1, 2017, filed via EDGAR (as Exhibit h.2.g) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July  26, 2017, and incorporated herein by reference.

h)

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of February  1, 2017, filed via EDGAR (as Exhibit h.2.h) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December  21, 2017, and incorporated herein by reference.

i)

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of September  18, 2017, filed via EDGAR (as Exhibit h.2.i) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December  21, 2017, and incorporated herein by reference.

j)

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of January  1, 2018, filed via EDGAR (as Exhibit h.2.j) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December  21, 2017, and incorporated herein by reference.

k)

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of September  20, 2018, filed via EDGAR (as Exhibit h.2.k) with Post-Effective Amendment No. 119 to VET’s Registration Statement (File No. 002-16590) on November  16, 2018, and incorporated herein by reference.

l)

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of December  21, 2018, filed via EDGAR (as Exhibit h.2.l) with Post-Effective Amendment No. 120 to VET’s Registration Statement (File No. 002-16590) on January  25, 2019, and incorporated herein by reference.

m)

Form of Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of March 22, 2019, filed via EDGAR (as Exhibit h.2.m) with Post-Effective Amendment No. 35 (File No. 333-08045) on April 25, 2019, and incorporated herein by reference.

n)

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of May  22, 2019, filed via EDGAR (as Exhibit h.2.n) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June  12, 2019, and incorporated herein by reference.

o)

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of September  1, 2019, filed via EDGAR (as Exhibit h.2.o) with Post-Effective Amendment No. 105 to VOT’s Registration Statement (File No. 033-65137) on September  30, 2019, and incorporated herein by reference.

p)

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of November  18, 2019, filed via EDGAR (as Exhibit h.2.p) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January  22, 2020, and incorporated herein by reference.

q)

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of August 27, 2020, filed via EDGAR (as Exhibit h.2.q) with Post-Effective Amendment No. 133 to VET’s Registration Statement (File No. 002-16590) on September 23, 2020, and incorporated herein by reference.

r)

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of November  13, 2020, filed via EDGAR (as Exhibit h.2.r) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December  7, 2020, and incorporated herein by reference.

s)

Adoption Agreement and Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of June 9, 2021, filed via EDGAR (as Exhibit h.2.s) with Post-Effective Amendment No. 139 to VET’s Registration Statement (File No. 002-16590) on August 2, 2021, and incorporated herein by reference.

t)

Amendment to Sub-Transfer and Shareholder Services Agreement among VAST, Virtus Mutual Funds, VAT, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of August  2, 2021, filed via EDGAR (as Exhibit 13(v)) to VOT’s Form N-14 (File No. 333-261341) on November  24, 2021, and incorporated herein by reference.

u)

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of December 1, 2021, filed via EDGAR (as Exhibit h.2.u) with Post-Effective Amendment No. 122 to VOT’s Registration Statement (File No. 033-65137) on December 6, 2021, and incorporated herein by reference.

v)

Adoption Agreement and Amendment to Sub-Transfer Agency and Shareholder Services Agreement among TMF, VEOT, Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of January 12, 2022, filed via EDGAR (as Exhibit h.2.v) with Post-Effective Amendment No. 45 to VAST’s Registration Statement (File No. 333-191940) on February 24, 2022, and incorporated herein by reference.

w)

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among TMF, VEOT, Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of February 24, 2022, filed via EDGAR (as Exhibit h.2.w) with Post-Effective Amendment No. 126 to VOT’s Registration Statement (File No. 333-65137) on April 5, 2022, and incorporated herein by reference.

x)

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among TMF, VEOT, Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of September  1, 2022, filed via EDGAR (as Exhibit h.2.x) with Post-Effective Amendment No. 128 to VOT’s Registration Statement (File No. 033-65137) on September  27, 2022, and incorporated herein by reference.

y)

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among TMF, VEOT, Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of May  19, 2023, filed via EDGAR (as Exhibit h.2.y) with Post-Effective Amendment No. 130 to VOT’s Registration Statement (File No. 033-65137) on September  26, 2023, and incorporated herein by reference.

3.

Amended and Restated Administration Agreement by and among Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of January 1, 2010, filed via EDGAR (as Exhibit h.6) with Post-Effective Amendment No. 36 to VOT’s Registration Statement (File No. 033-65137) on January 28, 2010, and incorporated herein by reference.

a)

First Amendment to Amended and Restated Administration Agreement by and among Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of April 14, 2010, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 44 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

b)

Second Amendment to Amended and Restated Administration Agreement by and among Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of June 30, 2010, filed via EDGAR (as Exhibit h.10) with Post-Effective Amendment No. 44 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

c)

Third Amendment to Amended and Restated Administration Agreement by and among Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of September 14, 2010, filed via EDGAR (as Exhibit h.11), with Post-Effective Amendment No. 44 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

d)

Fourth Amendment to Amended and Restated Administration Agreement by and among Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of January 1, 2011, filed via EDGAR (as Exhibit h.9), with Post-Effective Amendment No. 51 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

e)

Fifth Amendment to Amended and Restated Administration Agreement by and among Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of March 15, 2011, filed via EDGAR (as Exhibit h.15), with Post-Effective Amendment No. 51 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

f)

Sixth Amendment to Amended and Restated Administration Agreement by and among Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of August 28, 2012, filed via EDGAR (as Exhibit h.2.f) with Post-Effective Amendment No. 61 to VOT’s Registration Statement (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

g)

Seventh Amendment to Amended and Restated Administration Agreement by and among Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of December 18, 2012, filed via EDGAR (as Exhibit h.2.g) with Post-Effective Amendment No. 61 to VOT’s Registration Statement (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

h)

Eighth Amendment to Amended and Restated Administration Agreement by and among Virtus Mutual Funds, VRT and Virtus Fund Services, effective as of June 10, 2013, filed via EDGAR (as Exhibit h.3.h), with Post-Effective Amendment No. 64 to VOT’s Registration Statement (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

i)

Ninth Amendment to Amended and Restated Administration Agreement by and among Virtus Mutual Funds and Virtus Fund Services, effective as of December 18, 2013, filed via EDGAR (as Exhibit h.3.i), with Post-Effective Amendment No. 70 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

j)

Tenth Amendment to Amended and Restated Administration Agreement by and among Virtus Mutual Funds and Virtus Fund Services, effective as of November 13, 2014, filed via EDGAR (as Exhibit h.3.j) with Post-Effective Amendment No. 74 to VOT’s Registration Statement (File No. 033-65137) on November 13, 2014, and incorporated herein by reference.

k)

Eleventh Amendment to Amended and Restated Administration Agreement by and among Virtus Mutual Funds and Virtus Fund Services, effective as of January 1, 2015, filed via EDGAR (as Exhibit h.3.k) with Post-Effective Amendment No. 80 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2015, and incorporated herein by reference.

l)

Twelfth Amendment to Amended and Restated Administration Agreement by and among Virtus Mutual Funds and Virtus Fund Services, effective as of March 19, 2015, filed via EDGAR (as Exhibit h.3.l) with Post-Effective Amendment No. 82 to VOT’s Registration Statement (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

m)

Thirteenth Amendment to Amended and Restated Administration Agreement by and among Virtus Mutual Funds, VRT and Virtus Fund Services, effective as of January 8, 2016, filed via EDGAR (as Exhibit h.3.m) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

n)

Fourteenth Amendment to Amended and Restated Administration Agreement by and among Virtus Mutual Funds, VRT and Virtus Fund Services, effective as of December 1, 2016, filed via EDGAR (as Exhibit h.3.n) with Post-Effective Amendment No. 92 to VOT’s Registration Statement (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

o)

Fifteenth Amendment to Amended and Restated Administration Agreement by and among Virtus Mutual Funds, VRT, VAT and Virtus Fund Services, effective as of June 12, 2017, filed via EDGAR (as Exhibit h.3.o) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

p)

Sixteenth Amendment to Amended and Restated Administration Agreement by and among Virtus Mutual Funds, VRT, VAT and Virtus Fund Services, effective as of March 6, 2018, filed via EDGAR (as Exhibit h.4.p) with Post-Effective Amendment No. 117 to VET’s Registration Statement (File No. 002-16590) on March 6, 2018, and incorporated herein by reference.

q)

Seventeenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VAT and Virtus Fund Services, effective as of May 3, 2019, filed via EDGAR (as Exhibit h.3.q) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

r)

Eighteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VAT and Virtus Fund Services, effective as of June 12, 2019, filed via EDGAR (as Exhibit h.3.r) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

s)

Nineteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VAT and Virtus Fund Services, effective as of November 8, 2020, filed via EDGAR (as Exhibit h.3.s) with Post-Effective Amendment No. 135 to VET’s Registration Statement (File No. 002-16590) on November 16, 2020, and incorporated herein by reference.

t)

Twentieth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VAT and Virtus Fund Services, effective as of December 7, 2020, filed via EDGAR (as Exhibit h.3.t) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

u)

Twenty-First Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VAT and Virtus Fund Services, effective as of June 14, 2021, filed via EDGAR (as Exhibit h.3.u.) with Post-Effective Amendment No. 119 to VOT’s Registration Statement (File No. 033-65137) on June 21, 2021, and incorporated herein by reference.

v)

Twenty-Second Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VAT and Virtus Fund Services, effective as of August 2, 2021, filed via EDGAR (as Exhibit h.3.v) with Post-Effective Amendment No. 139 to VET’s Registration Statement (File No. 002-16590) on August 2, 2021, and incorporated herein by reference.

w)

Twenty-Third Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VAT and Virtus Fund Services, effective as of April 4, 2022, filed via EDGAR (as Exhibit h.3.w) with Post-Effective Amendment No. 126 to VOT’s Registration Statement (File No. 333-65137) on April 5, 2022, and incorporated herein by reference.

4.

Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of January  1, 2010, filed via EDGAR (as Exhibit h.5) with Post-Effective Amendment No. 50 to VIT’s Registration Statement (File No. 033-64915) on February  25, 2010, and incorporated herein by reference.

a)

First Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of June  30, 2010, filed via EDGAR (as Exhibit h.13) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April  28, 2011, and incorporated herein by reference.

b)

Second Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of September  14, 2010 filed via EDGAR (as Exhibit h.14) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April  28, 2011, and incorporated herein by reference.

c)

Third Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of March  15, 2011 filed via EDGAR (as Exhibit h.15) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April  28, 2011, and incorporated herein by reference.

d)

Fourth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of August 28, 2012, filed via EDGAR (as Exhibit h.4.d) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

e)

Fifth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of December 18, 2012, filed via EDGAR (as Exhibit h.4.e) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

f)

Sixth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of June 10, 2013, filed via EDGAR (as Exhibit h.4.f) with Post-Effective Amendment No. 64 to VOT’s Registration Statement (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

g)

Seventh Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of December 18, 2013, filed via EDGAR (as Exhibit h.4.g) with Post-Effective Amendment No. 70 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

h)

Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAST, VVIT, VATS, Virtus Fund Services and BNY Mellon dated February 24, 2014, filed via EDGAR (as Exhibit h.4.h) with Pre-Effective Amendment No. 3 to VAST’s Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

i)

Joinder Agreement to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VAST, VVIT, VATS, Virtus Fund Services and BNY Mellon dated December  10, 2015, filed via EDGAR (as Exhibit h.4.i) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January  8, 2016, and incorporated herein by reference.

j)

Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VAST, VVIT, Virtus Fund Services and BNY Mellon dated July  27, 2016, filed via EDGAR (as Exhibit h.4.j) with Post-Effective Amendment No. 31 to VAST’s Registration Statement (File No. 333-191940) on April  10, 2017, and incorporated herein by reference.

k)

Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAST, VVIT, VRT, Virtus Fund Services and BNY Mellon dated April, 2017, filed via EDGAR (as Exhibit h.4.k) with Post-Effective Amendment No.  112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

l)

Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAT, VVIT, VRT, VAST, Virtus Fund Services and BNY Mellon dated September 21, 2017, filed via EDGAR (as Exhibit h.4.l) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

m)

Form of Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAT, VAST, VVIT, VRT, Virtus Fund Services and BNY Mellon dated December 1, 2018, filed via EDGAR (as Exhibit 13(rr)) with VET’s Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

n)

Form of Amendment to Sub-Administration Agreement and Accounting Services Agreement among Virtus Mutual Funds, VAT, VAST, VVIT, VRT, Virtus Fund Services and BNY Mellon dated March 8, 2019, filed via EDGAR (as Exhibit h.3.n) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

o)

Amendment to Sub-Administration Agreement and Accounting Services Agreement among Virtus Mutual Funds, VAT, VAST, VVIT, VRT, Virtus Fund Services and BNY Mellon dated May  22, 2019, filed via EDGAR (as Exhibit h.4.o) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June  12, 2019, and incorporated herein by reference.

p)

Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAT, VAST, VVIT, VRT, Virtus Fund Services and BNY Mellon dated September  1, 2019, filed via EDGAR (as Exhibit h.4.p) with Post-Effective Amendment No. 105 to VOT’s Registration Statement (File No. 033-65137) on September  30, 2019, and incorporated herein by reference.

q)

Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAT, VAST, VVIT, VRT, Virtus Fund Services and BNY Mellon dated November  18, 2019, filed via EDGAR (as Exhibit h.4.q) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January  22, 2020, and incorporated herein by reference.

r)

Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAT, VAST, VVIT, VRT, VATS, Virtus Fund Services and BNY Mellon dated August 27, 2020, filed via EDGAR (as Exhibit h.4.r) with Post-Effective Amendment No. 133 to VET’s Registration Statement (File No. 002-16590) on September 23, 2020, and incorporated herein by reference.

s)

Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAST, VAT, VVIT, VRT, VATS, Virtus Fund Services and BNY Mellon dated November  16, 2020, filed via EDGAR (as Exhibit h.4.s) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December  7, 2020, and incorporated herein by reference.

t)

Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAST, VAT, VVIT, VATS, VRT, VATS, Virtus Fund Services and BNY Mellon dated December  1, 2020, filed via EDGAR (as Exhibit h.4.t) with Post-Effective Amendment No. 116 to VOT’s Registration Agreement (File No. 033-65137) on January  25, 2021, and incorporated herein by reference.

u)

Amendment to Sub-Administration and Accounting Services Agreement among VAST, VAT, Virtus Mutual Funds, VVIT, VRT, VATS, Investment Trust, VST, Virtus Fund Services and BNY Mellon dated May 19, 2021, filed via EDGAR (as Exhibit h.4.u) with Post-Effective Amendment No. 121 to VOT’s Registration Statement (File No. 033-65137) on September 24, 2021, and incorporated herein by reference.

v)

Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Investment Trust, VST, Virtus Fund Services and BNY Mellon dated July 30, 2021, filed via EDGAR (as Exhibit h.4.v) with Post-Effective Amendment No. 121 to VOT’s Registration Statement (File No. 033-65137) on September 24, 2021, and incorporated herein by reference.

w)

Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Investment Trust, VST, TMF, TMFVL, VEOT, Virtus Fund Services and BNY Mellon dated February  12, 2022, filed via EDGAR (as Exhibit h.4.w) with Post-Effective Amendment No. 45 to VAST’s Registration Statement (File No. 333-191940) on February  24, 2022, and incorporated herein by reference.

x)

Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Investment Trust, VST, TMF, TMFVL, VEOT, Virtus Fund Services and BNY Mellon dated April  8, 2022, filed via EDGAR (as Exhibit h.3.x) with Post-Effective Amendment No. 90 to VVIT’s Registration Statement (File No. 033-05033) on April  21, 2022, and incorporated herein by reference.

y)

Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAST, VVIT, VRT, VAT, VATS, Investment Trust, VST, TMF, TMFVL, VEOT, Virtus Fund Services and BNY Mellon dated as of September 15, 2022, filed via EDGAR (as Exhibit h.3.y) with Post-Effective Amendment No. 219 to VIT’s Registration Statement (File No. 033-36528) on October 26, 2022, and incorporated herein by reference.

z)

Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAST, VVIT, VRT, VAT, VATS, Investment Trust, VST, TMF, TMFVL, VEOT, AlphaSimplex Managed Futures Strategy Cayman Fund, AlphaSimplex Global Alternatives Cayman Ltd., Virtus Fund Services and BNY Mellon dated as of May 19, 2023, via EDGAR (as Exhibit h.4.z) with Post-Effective Amendment No. 130 to VOT’s Registration Statement (File No. 033-65137) on September 26, 2023, and incorporated herein by reference.

5.

Fourteenth Amended and Restated Expense Limitation Agreement between Registrant and the Adviser, effective as of January 1, 2023, filed via EDGAR (as Exhibit h.5) with Post-Effective Amendment No. 42 (File No. 333-08045) on April 24, 2023, and incorporated herein by reference.

6.	Fifteenth Amended and Restated Expense Limitation Agreement between Registrant and the Adviser, effective as of [ ] [ ], [ ], to be filed by amendment.

6.

Form of Indemnification Agreement with each Trustee of Registrant, effective as of October 24, 2016, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 92 to VOT’s Registration Statement (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

a)

Form of Joinder Agreement and Amendment to the Indemnification Agreement with George R. Aylward, Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates (since retired), Richard E. Segerson (since retired) and Ferdinand L.J. Verdonck (since retired), effective as of January 18, 2017, filed via EDGAR (as Exhibit h.7.a) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

b)

Form of Joinder Agreement and Amendment to the Indemnification Agreement with Thomas J. Brown (since retired), Donald C. Burke, Roger A. Gelfenbien (since retired), John R. Mallin, and Hassell H. McClellan (since retired), effective as of February 27, 2017, filed via EDGAR (as Exhibit h.7.b) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

7.

Form of Indemnification Agreement with Sidney E. Harris and Connie D. McDaniel, effective as of July 17, 2017, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

8.

Form of Indemnification Agreement with R. Keith Walton and Brian T. Zino, effective as of January 1, 2020, filed via EDGAR (as Exhibit h.10) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

9.

Form of Indemnification Agreement with Sarah E. Cogan, Deborah A. DeCotis and F. Ford Drummond, effective as of July 1, 2022, filed via EDGAR (as Exhibit h.13) with Post-Effective Amendment No. 128 to VOT’s Registration Statement (File No. 033-65137) on September 27, 2022, and incorporated herein by reference.

(i)	Legal Opinion.

1.

Opinion of counsel as to legality of shares dated January 26, 2017, filed via EDGAR (as Exhibit i.1) with Post-Effective Amendment No. 20 to the Registration Statement on January 27, 2017, and incorporated herein by reference.

2.

Opinion of counsel as to legality of shares dated February 5, 2019, filed via EDGAR (as Exhibit i.2) with Post-Effective Amendment No. 33 (File No. 333-08045) on February 22, 2019, and incorporated herein by reference.

3.

Opinion of counsel as to legality of shares dated October 19, 2020, filed via EDGAR (as Exhibit i.3) with Post-Effective Amendment No. 39 (File No. 333-08045) on October 19, 2020, and incorporated herein by reference.

4.	*Opinion of counsel as to legality of shares dated December 13, 2023, filed via EDGAR (as Exhibit i.4) herewith.

5.	Consent of Dechert LLP to be filed by amendment.

(j)	Other Opinions.

1.	Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(k)	Not applicable.

(l)	None.

(m)	Rule 12b-1 Plans.

1.

Class A Shares Distribution Plan of Registrant Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), effective June 12, 2017, filed via EDGAR (as Exhibit m.1) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

a) Amendment No.  1 to Class A Shares Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective July 23, 2018, filed via EDGAR (as Exhibit m.1.a) with Post-Effective Amendment No. 33 (File No. 333-08045) on February 22, 2019, and incorporated herein by reference.

2.

Class C Shares Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective June 12, 2017, filed via EDGAR (as Exhibit m.2) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

a) *Amendment No. 1 to Class C Shares Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective December 13, 2023, via EDGAR (as Exhibit m.2.a) herewith.

(n)	Rule 18f-3

1.

Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act effective as of April 4, 2022, filed via EDGAR (as Exhibit n.1) with Post-Effective Amendment No. 126 to VOT’s Registration Statement (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

2.	*Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act, effective as of November 15, 2023, filed via EDGAR (as Exhibit n.2) herewith.

(o)	Reserved.

(p)	Code of Ethics.

1.

Amended and Restated Code of Ethics of the Virtus Funds effective October 2017, filed via EDGAR (as Exhibit p.1) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

2.

Amended and Restated Code of Ethics of VIA, VP Distributors and other Virtus Affiliates (including Ceredex, Seix and Silvant) dated April 1, 2023, filed via EDGAR (as Exhibit p.2) with Post-Effective Amendment No. 130 to VOT’s Registration Statement (File No. 033-65137) on September 26, 2023, and incorporated herein by reference.

3.

Code of Ethics of SGA effective December 6, 2016, filed via EDGAR (as Exhibit p.3) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

4.	*Code of Ethics of Zevenbergen effective September 2023 filed via EDGAR (as Exhibit p.4) herewith.

(q)	Power of Attorney.

1.

Power of Attorney for George R. Aylward, Thomas J. Brown (since retired), Roger A. Gelfenbien (since retired), Donald C. Burke, Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates (since retired), Richard E. Segerson (since retired), Ferdinand L.J. Verdonck (since retired), Hassell H. McClellan (since retired) and John R. Mallin, dated March 2, 2017, filed via EDGAR (as Exhibit q.1) with Post-Effective Amendment No. 21 (File No. 333-08045) on April 11, 2017, and incorporated herein by reference.

2.

Power of Attorney for Trustees Sidney E. Harris and Connie D. McDaniel dated June 26, 2017, filed via EDGAR (as Exhibit q.4) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

3.

Power of Attorney for Trustees R. Keith Walton and Brian T. Zino dated December 12, 2019, filed via EDGAR (as Exhibit q.5) with Post-Effective Amendment No. 108 to VOT’s Registration Statement (File No. 033-65137) on January 14, 2020, and incorporated herein by reference.

4.

Power of Attorney for Trustees Sarah E. Cogan, Deborah A. DeCotis and F. Ford Drummond dated August 17, 2022, filed via EDGAR (as Exhibit q.5) with Post-Effective Amendment No. 128 to VOT’s Registration Statement (File No. 033-65137) on September 27, 2022, and incorporated herein by reference.

*	Filed herewith

Item 29.	Persons Controlled by or Under Common Control with the Fund

None.

Item 30.	Indemnification

The indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 16 of the Underwriting Agreement incorporated herein by reference to Exhibit e.1. Indemnification of Registrant’s Custodian is provided for in Section 9.9, among others, of the Custody Agreement incorporated herein by reference to Exhibit g.1. The indemnification of Registrant’s Transfer Agent is provided for, in Article 6 of the Amended and Restated Transfer Agency and Service Agreement incorporated herein by reference to Exhibit h.1. The Trust has entered into Indemnification Agreements with each trustee, the form of which is incorporated herein by reference to Exhibits h.6, h.6.a, h.6.b, h.7, and h.8, whereby the Registrant shall indemnify the trustee for expenses incurred in any proceeding in connection with the trustee’s service to the Registrant subject to certain limited exceptions.

In addition, Article VII sections 2 and 3 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference to Exhibit a, provides in relevant part as follows:

“A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager or Principal Underwriter of the Trust. The Trust (i) may indemnify an agent of the Trust or any Person who is serving or has served at the Trust’s request as an agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise and (ii) shall indemnify each Person who is, or has been, a Trustee, officer or employee of the Trust and any Person who is serving or has served at the Trust’s request as a director, officer, trustee, or employee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, in the case of (i) and (ii), to the fullest extent consistent with the 1940 Act and in the manner provided in the By-Laws; provided that such indemnification shall not be available to any of the foregoing Persons in connection with a claim, suit or other proceeding by any such Person against the Trust or a Series (or Class) thereof.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series (or Class thereof if the Trustees have included a Class limitation on liability in the agreement with such person as provided below), or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. …

… A Trustee shall be liable to the Trust and to any Shareholder solely for her or his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.”

In addition, Article III section 7 of such Agreement and Declaration of Trust provides for the indemnification of shareholders of the Registrant as follows: “If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person’s acts or omissions, the Shareholder or former Shareholder (or such Person’s heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all cost and expense reasonably incurred in connection with such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust may, at its option and shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets held with respect to the particular series.”

Article VI of the Registrant’s Bylaws incorporated herein by reference to Exhibit b, provides in relevant part, subject to certain exceptions and limitations, “every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.” Such indemnification would not apply in the case of any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

The Investment Advisory Agreement, Subadvisory Agreements, Custody Agreement, Foreign Custody Manager Agreement, Sub-Administration and Accounting Services Agreement and Sub-Transfer Agency and Shareholder Services Agreement, each as amended, respectively provide that the Registrant will indemnify the other party (or parties, as the case may be) to the agreement for certain losses. Similar indemnities to those listed above may appear in other agreements to which the Registrant is a party.

The Registrant, in conjunction with VFA, the Registrant’s Trustees, and other registered investment management companies managed by VFA or its affiliates, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against such person and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser and Subadvisers

See “Management of the Funds” in the Prospectus and “Investment Advisory and Other Services” and “Management of the Trust” in the Statement of Additional Information which is included in this Post-Effective Amendment. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Adviser and Subadvisers, reference is made to the Adviser’s and each Subadviser’s current Form ADV filed under the Investment Advisers Act of 1940, and incorporated herein by reference.

Adviser	SEC File No.:
The Adviser	801-23163
Ceredex	801-68739
SGA	028-11076
Silvant	801-68741
VFIA	801-68743
Zevenbergen	801-62477

Item 32.	Principal Underwriter

(a)    VP Distributors, LLC serves as the principal underwriter for the following registrants:

The Merger Fund®, The Merger Fund® VL, Virtus Alternative Solutions Trust, Virtus Asset Trust, Virtus Equity Trust, Virtus Event Opportunities Trust, Virtus Investment Trust, Virtus Opportunities Trust, Virtus Retirement Trust, Virtus Strategy Trust and Virtus Variable Insurance Trust.

(b)    Directors and executive officers of VP Distributors, One Financial Plaza, Hartford, CT 06103 are as follows:

Name and Principal Business Address	Positions and Offices with Distributor	Positions and Offices with Registrant

Michael A. Angerthal	Senior Vice President	None

Michael A. Angerthal	Senior Vice President	None

Matthew B. Brown	Senior Vice President	None

Jennifer Fromm	Securities Counsel and Assistant Secretary	Vice President, Chief Legal Officer, Counsel and Secretary

Heidi C. Griswold	Vice President, Mutual Fund Services	Vice President

David G. Hanley	Senior Vice President and Treasurer	None

Barry M. Mandinach	President	None

David C. Martin	Vice President and Chief Compliance Officer	Anti-Money Laundering Officer

Diane M. Perlman	Deputy Chief Compliance Officer	None

Richard W. Smirl	Executive Vice President	Executive Vice President

(c)

To the best of the Registrant’s knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant’s last fiscal year.

Item 33.	Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder include:

Secretary of the Trust:	Principal Underwriter:
Jennifer Fromm, Esq. One Financial Plaza Hartford, CT 06103	VP Distributors, LLC One Financial Plaza Hartford, CT 06103

Investment Adviser:	Custodian:
Virtus Fund Advisers, LLC One Financial Plaza Hartford, CT 06103 and 3333 Piedmont Road, Suite 1500 Atlanta, GA 30305	The Bank of New York Mellon 240 Greenwich Street New York, NY 10286

Administrator & Transfer Agent:
Virtus Fund Services, LLC One Financial Plaza Hartford, CT 06103

Fund Accountant, Sub-Administrator, Sub-Transfer Agent and Dividend Dispersing Agent:
BNY Mellon Investment Servicing (US) Inc. 301 Bellevue Parkway Wilmington, DE 19809

Subadviser to: Virtus Ceredex Large-Cap Value Equity Fund, Virtus Ceredex Mid-Cap Value Equity Fund and Virtus Ceredex Small-Cap Value Equity Fund

Ceredex Value Advisors LLC

301 East Pine Street, Suite 500

Orlando, Florida 32801

Subadviser to: Virtus SGA International Growth Fund Sustainable Growth Advisers LP 301 Tresser Blvd., Suite 1310 Stamford, CT 06901

Subadviser to: Virtus Seix Core Bond Fund, Virtus Seix Corporate Bond Fund, Virtus Seix Floating Rate High Income Fund, Virtus Seix High Grade Municipal Bond Fund, Virtus Seix High Income Fund, Virtus Seix High Yield Fund, Virtus Seix Investment Grade Tax-Exempt Bond Fund, Virtus Seix Total Return Bond Fund, Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund

Seix Investment Advisors, a division of Virtus Fixed Income Advisers, LLC

One Maynard Drive, Suite 3200

Park Ridge, New Jersey 07656

Subadviser to: Virtus Silvant Large-Cap Growth Stock Fund

Silvant Capital Management LLC

3333 Piedmont Road, Suite 1500

Atlanta, Georgia 30305

Subadviser to: Virtus Zevenbergen Innovative Growth Stock Fund Zevenbergen Capital Investments LLC 601 Union Street, Suite 4600 Seattle, Washington 98101

Item 34.	Management Services

None.

Item 35.	Undertakings

None.

Item 28.	Exhibits

Exhibit	Item

i.4	Opinion of Counsel

m.2.a	Amendment No. 1 to Class C Shares Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act

n.2	Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act

p.4	Code of Ethics of Zevenbergen

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 13th day of December, 2023.

VIRTUS ASSET TRUST

By:	/s/ George R. Aylward
Name:	George R. Aylward
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 13th day of December, 2023.

Signatures	Title

/s/ George R. Aylward	President (Principal Executive Officer) and Trustee
George R. Aylward

/s/ W. Patrick Bradley	Chief Financial Officer and Treasurer
W. Patrick Bradley	(Principal Financial and Accounting Officer)

*	Trustee
Donald C. Burke

*	Trustee
Sarah E. Cogan

*	Trustee
Deborah A. DeCotis

*	Trustee
F. Ford Drummond

*	Trustee
Sidney E. Harris

*	Trustee
John R. Mallin

*	Trustee
Connie D. McDaniel

*	Trustee & Chairman
Philip R. McLoughlin

*	Trustee
Geraldine M. McNamara

*	Trustee
R. Keith Walton

*	Trustee
Brian T. Zino

* By:	/s/ George R. Aylward
George R. Aylward
Attorney-in-fact, pursuant to powers of attorney.